Average Annual Total Returns - Invesco SP MidCap Low Volatility ETF	ETF Inception Date	ETF 1 Year	ETF 5 Years	ETF Since Inception	ETF Return After Taxes on Distributions 1 Year	ETF Return After Taxes on Distributions 5 Years	ETF Return After Taxes on Distributions Since Inception	ETF Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5 Years	ETF Return After Taxes on Distributions and Sale of Fund Shares Since Inception	S&P MidCap 400® Low Volatility Index (reflects no deductions for fees, expenses or taxes) 1 Year		S&P MidCap 400® Low Volatility Index (reflects no deductions for fees, expenses or taxes) 5 Years		S&P MidCap 400® Low Volatility Index (reflects no deductions for fees, expenses or taxes) Since Inception		S&P MidCap 400® Index (reflects no deductions for fees, expenses or taxes) 1 Year	S&P MidCap 400® Index (reflects no deductions for fees, expenses or taxes) 5 Years	S&P MidCap 400® Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	Feb. 15, 2013	23.83%	12.53%	13.86%	23.05%	11.91%	13.25%	14.35%	9.82%	11.15%	24.18%	[1]	12.84%	[1]	14.18%	[1]	26.20%	9.03%	11.11%

[1]	The Fund has designated its Underlying Index as its broad-based index going forward as it more closely reflects the performance of the types of securities in which the Fund invests.